Stockholders' Equity and Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options outstanding
Number of options, beginning balance	8,479,261	10,404,703
Number of options, granted	972,865	1,756,630
Number of options, exercised	(1,615,116)	(3,186,491)
Number of options, forfeited	(236,714)	(474,695)
Number of options, cancelled		(20,885)
Number of options, Ending balance	7,600,296	8,479,261	10,404,703
Number of options, vested and expected to be vested	7,433,326	8,226,494
Exercisable options at end of period	5,079,091	4,583,432
Weighted average exercise price
Weighted average exercise price, beginning balance	$ 20.49	$ 17.37
Weighted average exercise price, granted	35.50	30.18
Weighted average exercise price, exercised	15.84	15.12
Weighted average exercise price, forfeited	26.66	22.87
Weighted average exercise price, cancelled		23.03
Weighted average exercise price, ending balance	23.20	20.49	$ 17.37
Weighted average exercise price, vested and expected to vest	23.02	20.31
Weighted average exercise price, exercisable at end of period	$ 20.06	$ 16.82
Weighted average remaining contractual term
Weighted average remaining contractual term	6 years 9 months 18 days	7 years 1 month 6 days	7 years 6 months
Weighted average remaining contractual term, vested and expected to vest	6 years 9 months 18 days	7 years 1 month 6 days
Weighted average remaining contractual term, Exercisable options at end of period	6 years 1 month 6 days	6 years 2 months 12 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, beginning balance	$ 172,921	$ 57,020
Aggregate Intrinsic Value, ending balance	57,663	172,921	$ 57,020
Aggregate Intrinsic Value, vested and expected to vest	57,447	169,248
Aggregate Intrinsic Value, exercisable option	$ 51,494	$ 110,286